Related Party Transactions and Balances (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Payable to related parties		$ 810	$ 852
Unaudited Interim [Member]
Related Party Transaction [Line Items]
8% Demand loans	$ 150,644	99,812
Due to related party	41,577	6,594
Payable to related parties	$ 192,221	$ 106,406